Insurance Contract Liabilities - Provision for life policy benefits (Details) - Insurance contracts, gross - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for life policy benefits
Provision for life policy benefits - January 1	$ 2,486.0	$ 0.0
Acquisition of subsidiary		2,638.5
New business and renewals	275.9	78.1
Surrenders, lapses, maturities and deaths	(359.4)	(121.0)
Foreign exchange effect and other	(213.9)	(109.6)
Provision for life policy benefits - December 31	$ 2,188.6	$ 2,486.0